Leases - Lease liabilities maturity analysis (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 1,272	£ 1,491
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	175	219
Within 2 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	700	700
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 397	£ 572